UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 1, 2005

Check here if Amendment [  ];               Amendment Number: ___
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:            SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
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Address:         3060 PEACHTREE ROAD, NW SUITE 1555
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                 ATLANTA GA  30066
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:       MICHAEL MCCARTHY
Title:      PRINCIPAL
Phone:      404-842-9600

Signature, Place, and Date of Signing:

-------------------                     ------------------         -------------
    [Signature]                            [City, State]               [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management 03/31/2005

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            38


Form 13F Information Table Value Total      $1,785,591 (THOUSANDS)
List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]







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                                                         FORM 13F
                                                                                                          --------------------------
                                                                                                           (SEC USE ONLY)
Page 1 of 2                  Name of Reporting Manager : Shapiro Capital Management Company, Inc
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                                                                                          Item 6                 Item 8
                                                Item 3:   Item 4:                       Investment               Voting
                 Item 1:              Item 2:             Fair          Item 5:         Discretion           Authority (shares)
                                     Title of   CUSIP     Market        Shares of ----------------------   -------------------------
              Name of Issuer         Class      Number    Value         Principal        (b) Shared        Sole (b)Shared (c) None
                                                                        Amount      (a)  As defined  (c)

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
Cincinnati Bell Inc.                 Common     171871106   $54,352,889 12,788,915            a            11,272,108      1,516,807
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Sierra Pacific Resources             Common     826428104  $110,872,275 10,313,700            a             9,130,890      1,182,810
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Andrew Corp                          Common     034425108   $73,980,267  6,317,700            a             5,593,400        724,300
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Hanover Compressor Co.               Common     410768105   $72,813,868  6,032,632            a             5,242,709        789,923
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Cox Radio Inc Cl A                   Cl A
                                     Common     224051102   $79,549,543  4,732,275            a             4,190,548        541,727
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Moneygram International, Inc.        Common     60935Y109   $88,746,166  4,698,050            a             4,128,000        570,050
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Mosaic Co.                           Common     61945A107   $79,189,108  4,641,800            a             4,125,200        516,600
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Odyssey Healthcare Inc.              Common     67611V101   $54,258,288  4,613,800            a             4,071,400        542,400
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Steris Corporation                   Common     859152100   $96,934,245  3,838,980            a             3,417,780        421,200
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Viasys Healthcare                    Common     92553Q209   $67,329,886  3,528,820            a             3,071,070        457,750
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Pier 1 Imports Inc.                  Common     720279108   $59,745,238  3,277,303            a             2,893,800        383,503
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Internet Security Systems, Inc.      Common     46060x107   $53,725,140  2,935,800            a             2,642,800        293,000
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Hospira Inc.                         Common     441060100   $89,239,684  2,765,407            a             2,498,407        267,000
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Platinum Underwriters Holdings       Common     G7127P100   $81,568,080  2,746,400            a             2,438,170        308,230
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Lifepoint Hospitals Inc.             Common     53219L109  $106,188,152  2,422,175            a             2,151,775        270,400
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Montpelier RE Holdings LTD           Common     G62185106   $60,630,235  1,724,900            a             1,496,750        228,150
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Tidewater Inc.                       Common     886423102   $60,999,383  1,569,722            a             1,388,870        180,852
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Alliant Techsystems Inc.             Common     018804104  $100,762,363  1,410,250            a             1,250,550        159,700
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Chiquita Brands International        Common     170032809   $35,981,849  1,343,609            a             1,177,446        166,163
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Molson Coors Brewing Company         Cl B
                                     Common     60871r209   $99,649,318  1,291,296            a             1,146,495        144,801
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US Cellular                          Common     911684108   $49,728,715  1,089,825            a               966,205        123,620
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Gentek Inc.                          Common     37245x203   $17,363,006  1,052,622            a               927,500        125,122
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             SubTotal Page 1                             $1,593,607,697 85,135,981                         75,221,873      9,914,108
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                                                                                          Item 6                 Item 8
                                                Item 3:   Item 4:                       Investment               Voting
                 Item 1:              Item 2:             Fair          Item 5:         Discretion           Authority (shares)
                                     Title of   CUSIP     Market        Shares of ----------------------   -------------------------
              Name of Issuer         Class      Number    Value         Principal        (b) Shared        Sole (b)Shared (c) None
                                                                        Amount      (a)  As defined  (c)

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Time Warner, Inc.                    Common     887317105  $15,549,300    886,000            a               625,900        260,100
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Rent-A-Center, Inc                   Common     76009N100  $23,243,541    851,100            a               786,400         64,700
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FMC Corporation                      Common     302491303  $42,451,326    794,225            a               699,875         94,350
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Magellan Health Services, Inc.       Common     559079207  $26,855,235    788,700            a               722,400         66,300
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Liberty Media Corp-A                 A Common   530718105   $5,812,385    560,500            a               524,400         36,100
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Abbott Labs                          Common     002824100  $24,106,037    517,075            a               464,775         52,300
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Schering Plough Corp                 Common     806605101   $7,303,560    402,400            a               395,000          7,400
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BJ Services Company                  Common     055482103  $15,854,528    305,600            a               305,600              0
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General Cable Corp                   Common     369300108   $3,401,326    281,800            a               205,100         76,700
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Kraft Foods Inc.                     Common     50075n104   $8,607,873    260,450            a               260,450              0
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Nalco Holding CO                     Common     62985Q101   $2,041,172    108,400            a               108,400              0
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iShares Russell 2000                 Common     464287655  $12,215,000    100,000            a               100,000              0
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Cadbury Schwepe 8.625% Series A      Preferred  127207207   $1,291,179     51,380            a                20,000         31,380
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OGE Energy Corp.                     Common     670837103   $1,380,514     51,225            a                29,625         21,600
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Compass Minerals International, Inc. Common     20451N101     $562,445     22,100            a                 9,200         12,900
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ConAgra Foods, Inc.                  Common     205887102     $289,114     10,700            a                     0         10,700
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Primedia Preferred 10% Series D      Preferred  74157K606     $742,775      7,300            a                 2,200          5,100
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Host Marriott 6.75%                  Preferred  441079407     $276,250      5,000            a                     0          5,000
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             SubTotal Page 2                              $191,983,559  6,003,955                          5,259,325        744,630
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               Grand Total                              $1,785,591,256 91,139,936                         80,481,198     10,658,738
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           Number of Securities        40

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